Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development Expenses
Clinical trial related costs	$ 80,072	$ 135,652	$ 199,728
Personnel compensation and related costs	58,317	69,079	93,030
Other research and development expenses	9,906	7,378	9,243
Research and development expenses	$ 148,295	$ 212,109	$ 302,001